SHARE CAPITAL - Narrative - Stock options (Details) $ / shares in Units, $ in Thousands																											12 Months Ended
	Mar. 08, 2022 CAD ($) shares $ / shares	Mar. 04, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 27, 2021 CAD ($) shares $ / shares	Aug. 18, 2021 CAD ($) shares $ / shares	Aug. 16, 2021 CAD ($) shares $ / shares	Jun. 28, 2021 CAD ($) shares $ / shares	Mar. 29, 2021 shares $ / shares	Mar. 28, 2021 shares $ / shares	Mar. 15, 2021 shares $ / shares	Mar. 10, 2021 shares $ / shares	Feb. 16, 2021 shares $ / shares	Feb. 15, 2021 shares $ / shares	Jan. 02, 2021 shares $ / shares	Dec. 28, 2020 shares $ / shares	Dec. 16, 2020 shares	Dec. 14, 2020 shares $ / shares	Dec. 11, 2020 shares $ / shares	Nov. 27, 2020 shares $ / shares	Nov. 13, 2020 $ / shares	Nov. 05, 2020 $ / shares shares	Nov. 04, 2020 shares $ / shares	Oct. 12, 2020 shares $ / shares	Jul. 22, 2020 shares $ / shares	Jun. 15, 2020 shares $ / shares	Mar. 31, 2022 CAD ($) shares $ / shares	Mar. 31, 2021 CAD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Shares available for grant, percent of total shares outstanding (up to)																						20.00%
Number of options, granted (in shares)						300,000																	6,200,000				9,144,600	21,927,500
Weighted average exercise price, granted (in dollars per share) | $ / shares						$ 2.48	$ 2.48	$ 2.90		$ 1.36													$ 0.75				$ 2.42	$ 1.02
Reverse stock split conversion ratio																						6.672
Number of options, assumed in consolidation (in shares)																						202,338
Weighted average exercise price, assumed in consolidation (in dollars per share) | $ / shares																						$ 0.6672
Number of options, expired (in shares)																	200,000
Number of options, exercised (in shares)																											1,588,300	492,386
Shares issued for cash - options exercise | $																											$ 1,342	$ 182
Weighted average fair value at measurement date, share options granted | $						$ 519	$ 383	$ 7,994																			23,783
Accelerated vesting, share-based payment compensation expense | $																											$ 168
Number of options held in escrow (in shares)																											2,981,250	8,475,000
Share-based compensation | $																											$ 18,030	$ 11,554
Options
Disclosure of classes of share capital [line items]
Share-based compensation | $																											$ 17,990	$ 7,312
Common shares
Disclosure of classes of share capital [line items]
Reverse stock split conversion ratio																						6.6672
Executive officers
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)		1,035,600						1,975,000		225,000		1,900,900									500,000		4,500,000	3,000,000	500,000	2,600,000
Weighted average exercise price, granted (in dollars per share) | $ / shares												$ 1.39									$ 0.88			$ 0.75	$ 0.64	$ 0.25
Employees
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)		60,000	40,000	450,000	585,000		165,000	1,090,000	20,000	275,000													250,000
Weighted average exercise price, granted (in dollars per share) | $ / shares		$ 3.15	$ 3.15	$ 3.15	$ 3.15				$ 1.74
Weighted average fair value at measurement date, share options granted | $		$ 38	$ 36	$ 878	$ 1,186
Advisors
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)																							1,450,000
Consultant
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)	400,000	40,000		40,000			50,000	25,000	37,500		300,000		150,000							200,000
Weighted average exercise price, granted (in dollars per share) | $ / shares	$ 1.02			$ 2.78				$ 2.90	$ 1.32		$ 1.55		$ 2.03							$ 0.91
Weighted average fair value at measurement date, share options granted | $	$ 295			$ 48
Executive officers and consultants
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)																		2,244,100
Weighted average exercise price, granted (in dollars per share) | $ / shares		$ 1.13																$ 1.74
Weighted average fair value at measurement date, share options granted | $		$ 878
Directors And Executive Officers
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)																760,000
Weighted average exercise price, granted (in dollars per share) | $ / shares																$ 1.89
Employee
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)															225,000
Weighted average exercise price, granted (in dollars per share) | $ / shares															$ 1.89
Consultants
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)			1,250,000	700,000				194,000		1,575,000				170,000					700,000
Weighted average exercise price, granted (in dollars per share) | $ / shares			$ 1.50	$ 2.78										$ 2.03					$ 1.48
Weighted average fair value at measurement date, share options granted | $			$ 1,352	$ 715
Employees and consultants
Disclosure of classes of share capital [line items]
Number of options, exercised (in shares)																												492,386
Shares issued for cash - options exercise | $																												$ 183
Employees
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)									345,000
Weighted average exercise price, granted (in dollars per share) | $ / shares									$ 1.35
Consultants, Two
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)								550,000
Weighted average exercise price, granted (in dollars per share) | $ / shares								$ 2.90
Director
Disclosure of classes of share capital [line items]
Number of options, granted (in shares)					195,000
Weighted average exercise price, granted (in dollars per share) | $ / shares					$ 2.87
Weighted average fair value at measurement date, share options granted | $					$ 403
Employee stock option
Disclosure of classes of share capital [line items]
Award vesting period						2 years	2 years	2 years		24 months													24 months
Accelerated vesting, number of shares																											1,031,250
Employee stock option | Executive officers
Disclosure of classes of share capital [line items]
Award vesting period												24 months									24 months			24 months
Employee stock option | Employees
Disclosure of classes of share capital [line items]
Award vesting period		2 years	2 years	2 years	2 years				24 months
Employee stock option | Consultant
Disclosure of classes of share capital [line items]
Award vesting period	2 months			1 year					24 months		24 months		24 months
Employee stock option | Executive officers and consultants
Disclosure of classes of share capital [line items]
Award vesting period		2 years																24 months
Employee stock option | Directors And Executive Officers
Disclosure of classes of share capital [line items]
Award vesting period																24 months
Employee stock option | Employee
Disclosure of classes of share capital [line items]
Award vesting period															24 months
Employee stock option | Consultants
Disclosure of classes of share capital [line items]
Award vesting period			2 years	1 year										24 months					24 months
Employee stock option | Employees
Disclosure of classes of share capital [line items]
Award vesting period									24 months
Employee stock option | Consultants, Two
Disclosure of classes of share capital [line items]
Award vesting period								1 year
Employee stock option | Director
Disclosure of classes of share capital [line items]
Award vesting period					2 years